Revenues	12 Months Ended
Dec. 31, 2020
Revenues
Revenues

20. Revenues

The following table presents disaggregated revenue, with sales of goods recognized at a point-in-time and provision of services recognized over time:

	Year Ended December 31, 2020
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Goods—Marketed Products (note (a))	11,329	—	11,329
Goods—Distribution	—	197,761	197,761
Services—Commercialization—Marketed Products	3,734	—	3,734
—Collaboration Research and Development	9,771	—	9,771
—Research and Development	491	—	491
Royalties (note (a))	4,890	—	4,890
	30,215	197,761	227,976

Third parties	29,724	192,277	222,001
Related parties (Note 23(i))	491	5,484	5,975
	30,215	197,761	227,976

	Year Ended December 31, 2019
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Goods—Marketed Products (note (a))	8,113	—	8,113
Goods—Distribution	—	175,514	175,514
Services—Commercialization	—	2,584	2,584
—Collaboration Research and Development	15,532	—	15,532
—Research and Development	494	—	494
Royalties (note (a))	2,653	—	2,653
	26,792	178,098	204,890

Third parties	26,298	170,461	196,759
Related parties (Note 23(i))	494	7,637	8,131
	26,792	178,098	204,890

	Year Ended December 31, 2018
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Goods—Marketed Products (note (a))	3,324	—	3,324
Goods—Distribution	—	161,216	161,216
Services—Commercialization	—	11,660	11,660
—Collaboration Research and Development	17,681	—	17,681
—Research and Development	7,832	—	7,832
Royalties (note (a))	261	—	261
Licenses (note (b))	12,135	—	12,135
	41,233	172,876	214,109

Third parties	33,401	164,570	197,971
Related parties (Note 23(i))	7,832	8,306	16,138
	41,233	172,876	214,109

Notes:

(a)	Goods—Marketed Products and royalties relate to revenue from an oncology drug developed by the Oncology/Immunology segment and launched into the market. It was represented under the Oncology/Immunology segment to align with a change to the segment reporting. Refer to Note 26.
(b)	Relates to the proportionate amount of milestone payment allocated to the license to the commercialization rights of an oncology drug compound transferred at the inception date of the relevant license and collaboration contract. During the year ended December 31, 2018, the Group received a milestone of US$13.5 million, of which US$12.1 million was allocated to licenses and US$1.4 million was allocated to services.

The following table presents liability balances from contracts with customers:

	December 31,
	2020	2019

	(in US$’000)
Deferred revenue
Current—Oncology/Immunology segment (note (a))	1,450	1,753
Current—Other Ventures segment (note (b))	147	353
	1,597	2,106
Non-current—Oncology/Immunology segment (note (a))	484	133
Total deferred revenue (note (c) and (d))	2,081	2,239

Notes:

(a)	Oncology/Immunology segment deferred revenue relates to the unamortized upfront and milestone payments and advance consideration received for cost reimbursements, which are attributed to research and development services that have not yet been rendered as at the reporting date.
(b)	Other Ventures segment deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.
(c)	Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

	December 31,
	2020	2019

	(in US$’000)
Not later than 1 year	1,597	2,106
Between 1 to 2 years	211	133
Between 2 to 3 years	205	—
Between 3 to 4 years	68	—
	2,081	2,239

(d)	As at January 1, 2020, deferred revenue was US$2.2 million, of which US$0.9 million was recognized during the year ended December 31, 2020.

License and collaboration agreement with Eli Lilly

On October 8, 2013, the Group entered into a licensing, co-development and commercialization agreement in China with Eli Lilly and Company (“Lilly”) relating to Elunate (“Lilly Agreement”), also known as fruquintinib, a targeted oncology therapy for the treatment of various types of solid tumors. Under the terms of the Lilly Agreement, the Group is entitled to receive a series of payments up to US$86.5 million, including upfront payments and development and regulatory approval milestones. Development costs after the first development milestone are shared between the Group and Lilly. Elunate was successfully commercialized in China in November 2018, and the Group receives tiered royalties in the range of 15% to 20% on all sales in China.

In December 2018, the Group entered into various amendments to the Lilly Agreement (the “2018 Amendment”). Under the terms of the 2018 Amendment, the Group is entitled to determine and conduct future life cycle indications (“LCI”) development of Elunate in China beyond the three initial indications specified in the Lilly Agreement and will be responsible for all associated development costs. In return, the Group will receive additional regulatory approval milestones of US$20 million for each LCI approved, for up to three LCI or US$60 million in aggregate, and will increase tiered royalties to a range of 15% to 29% on all Elunate sales in China upon the commercial launch of the first LCI. Additionally, through the 2018 Amendment, Lilly has provided consent, and freedom to operate, for the Group to enter into joint development collaborations with certain third-party pharmaceutical companies to explore combination treatments of Elunate and various immunotherapy agents. The 2018 Amendment also provided the Group rights to promote Elunate in provinces that represent 30% to 40% of the sales of Elunate in China upon the occurrence of certain commercial milestones by Lilly. Such rights were further amended below.

In July 2020, the Group entered an amendment to the Lilly Agreement (the "2020 Amendment") relating to the expansion of the Group's role in the commercialization of Elunate across all of China. Under the terms of the 2020 Amendment, the Group is responsible for providing promotion and marketing services, including the development and execution of all on-the-ground medical detailing, promotion and local and regional marketing activities, in return for service fees on sales of Elunate made by Lilly. In October 2020, the Group commenced such promotion and marketing services. In addition, development and regulatory approval milestones for an initial indication under the Lilly Agreement were increased by US$10 million in lieu of cost reimbursement.

Upfront and cumulative milestone payments according to the Lilly Agreement received up to December 31, 2020 are summarized as follows:

(in US$’000)
Upfront payment	6,500
Development milestone payments achieved	40,000

Under ASC 606, the Group identified the following performance obligations under the Lilly Agreement: (1) the license for the commercialization rights to Elunate and (2) the research and development services for the specified indications. The transaction price includes the upfront payment, research and development cost reimbursements, milestone payments and sales-based royalties. Milestone payments were not included in the transaction price until it became probable that a significant reversal of revenue would not occur, which is generally when the specified milestone is achieved. The allocation of the transaction price to each performance obligation was based on the relative standalone selling prices of each performance obligation determined at the inception of the contract. Based on this estimation, proportionate amounts of transaction price to be allocated to the license to Elunate and the research and development services were 90% and 10% respectively. Control of the license to Elunate transferred at the inception date of the agreement and consequently, amounts allocated to this performance obligation were recognized at inception. Conversely, research and development services for each specified indication are performed over time and amounts allocated are recognized over time using the prior and estimated future development costs for Elunate as a measure of progress. Royalties are recognized as future sales occur as they meet the requirements for the sales-usage based royalty exception.

The 2018 Amendment is a separate contract under ASC 606 as it added distinct research and development services for the LCIs to the Lilly Agreement. As at December 31, 2020, no LCI regulatory approval milestones were achieved. The 2020 Amendment related to the promotion and marketing services is a separate contract under ASC 606 as it added distinct services to the Lilly Agreement. Such promotion and marketing services are recognized over time based on amounts that can be invoiced to Lilly. The 2020 Amendment related to the additional development and regulatory approval milestone amounts is a modification under ASC 606 as it only affected the transaction price of research and development services for a specific indication under the Lilly Agreement, and therefore, such additional milestone amounts will be included in the transaction price accounted under the Lilly Agreement once the specified milestones are achieved. As at December 31, 2020, no additional development and regulatory approval milestone amounts were achieved.

Revenue recognized under the Lilly Agreement by transaction price type is as follows:

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Research and development cost reimbursements	1,876	3,910	9,309
Amortization of the upfront payment	83	88	122
Recognition and amortization of the milestone payments (note)	32	7	13,849
Royalties	4,890	2,653	261
Goods—Marketed Products	11,329	8,113	3,324
Promotion and marketing services	3,734	—	—
	21,944	14,771	26,865

Note: During the years ended December 31, 2020 and 2019, no milestones were achieved. During the year ended December 31, 2018, the Group achieved milestones in relation to the acceptance and approval respectively, of a new drug application by the National Medical Products Administration of China for Elunate as a treatment of patients with advanced colorectal cancer.

License and collaboration agreement with AstraZeneca

On December 21, 2011, the Group and AstraZeneca AB (publ) (“AZ”) entered into a global licensing, co-development, and commercialization agreement for savolitinib (“AZ Agreement”), a novel targeted therapy and a highly selective inhibitor of the c-Met receptor tyrosine kinase for the treatment of cancer. Under the terms of the AZ Agreement, the Group is entitled to receive a series of payments up to US$140 million, including upfront payments and development and first-sale milestones. Additionally, the AZ Agreement contains possible significant future commercial sale milestones. Should savolitinib be successfully commercialized outside China, the Group would receive tiered royalties from 9% to 13% on all sales outside of China. Should savolitinib be successfully commercialized in China, the Group would receive fixed royalties of 30% based on all sales in China. Development costs for savolitinib in China will be shared between the Group and AZ, with the Group continuing to lead the development in China. AZ will lead and pay for the development of savolitinib for the rest of the world.

In August 2016 (as amended in December 2020), the Group entered into an amendment to the AZ Agreement whereby the Group shall pay the first approximately US$50 million of phase III clinical trial costs related to developing savolitinib for renal cell carcinoma ("RCC"), and remaining costs will be shared between the Group and AZ. Subject to approval of savolitinib in RCC, the Group would receive additional tiered royalties on all sales outside of China, with the incremental royalty rates determined based on actual sharing of development costs.

Upfront and cumulative milestone payments according to the AZ Agreement received up to December 31, 2020 are summarized as follows:

(in US$’000)
Upfront payment	20,000
Development milestone payments achieved	25,000

Under ASC 606, the Group identified the following performance obligations under the AZ Agreement: (1) the license for the commercialization rights to savolitinib and (2) the research and development services for the specified indications. The transaction price includes the upfront payment, research and development cost reimbursements, milestone payments and sales-based royalties. Milestone payments were not included in the transaction price until it became probable that a significant reversal of revenue would not occur, which is generally when the specified milestone is achieved. The allocation of the transaction price to each performance obligation was based on the relative standalone selling prices of each performance obligation determined at the inception of the contract. Based on this estimation, proportionate amounts of transaction price to be allocated to the license to savolitinib and the research and development services were 95% and 5% respectively. Control of the license to savolitinib transferred at the inception date of the agreement and consequently, amounts allocated to this performance obligation were recognized at inception. Conversely, research and development services for each specified indication are performed over time and amounts allocated are recognized over time using the prior and estimated future development costs for savolitinib as a measure of progress.

Revenue recognized under the AZ Agreement by transaction price type is as follows:

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Research and development cost reimbursements	8,289	10,883	5,876
Amortization of the upfront payment (note (a))	(330)	302	273
Recognition and amortization of the milestone payments (note (a) and (b))	(179)	342	387
	7,780	11,527	6,536

Notes:

(a)	During the year ended December 31, 2020, estimated costs inputs used for the measure of progress was adjusted to reflect the additional estimated development costs for phase III clinical trial costs for RCC.
(b)	During the years ended December 31, 2020, 2019 and 2018, no milestones were achieved.